Acquisitions/Deconsolidation	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACQUISITIONS [Text Block]
NOTE 3: ACQUISITIONS/DECONSOLIDATION
Navios Acquisition acquired assets from Navios Holdings upon de-"SPAC"-ing

On April 8, 2010, pursuant to the terms and conditions of the Acquisition Agreement by and between Navios Acquisition and Navios Holdings, Navios Acquisition agreed to acquire 13 vessels (11 product tankers and two chemical tankers) plus options to purchase two additional product tankers, for an aggregate purchase price of $457,659. Each vessel is commercially and technically managed under a management agreement with a subsidiary of Navios Holdings.

On May 25, 2010, after its special meeting of stockholders, Navios Acquisition announced the approval of (a) the acquisition from Navios Holdings of 13 vessels (11 product tankers and two chemical tankers plus options to purchase two additional product tankers) for an aggregate purchase price of $457,659, of which $128,659 was to be paid from existing cash and the $329,000 balance was to be paid with existing and new debt financing pursuant to the terms and conditions of the Acquisition Agreement by and between Navios Acquisition and Navios Holdings and (b) certain amendments to Navios Acquisition's amended and restated articles of incorporation.

Following the consummation of the transactions described in the Acquisition Agreement, Navios Holdings was released from all debt and equity commitments for the above vessels and Navios Acquisition reimbursed Navios Holdings for equity payments made prior to the stockholders' meeting under the purchase contracts for the vessels, plus all associated payments previously made by Navios Holdings amounting to $76,485.

Navios Holdings purchased 6,337,551 shares of Navios Acquisition's common stock for $63,230 in open market purchases. On May 28, 2010, certain shareholders of Navios Acquisition redeemed their shares upon de-"SPAC"-ing, and Navios Holding's ownership of Navios Acquisition increased to 57.3%. At that point, Navios Holdings obtained control over Navios Acquisition and, consequently, concluded that a business combination had occurred and consolidated Navios Acquisition from that date onwards until March 30, 2011.

The table below shows the fair values of Navios Acquisition assets and liabilities as of May 28, 2010:

As of May 28, 2010
Tangible assets
Deposits for vessel acquisitions	$175,005
Intangible assets
Purchase options	3,158
Working capital
Working capital	(1,324)
Cash and cash equivalents	66,355
Restricted cash	35,596

100,627
Long term liabilities
Liability relating to shipbuilding contracts	(3,158)
Long-term debt	(132,987)

(136,145)
Total net assets acquired	142,645
Goodwill	13,143

$155,788

Consideration
Navios Holdings investment in Navios Acquisition	95,232
Noncontrolling interest	60,556

Total	$155,788

Goodwill of $13,143 arising from the transaction is not tax deductible and has been allocated to the Company's Tanker Vessel Operations.

In connection with the business combination, the Company (i) re-measured its previously-held equity interests in Navios Acquisition to fair value and recognized the difference between fair value and the carrying value as a gain, (ii) recognized 100% of the identifiable assets and liabilities of Navios Acquisition at their fair values, (iii) recognized a 42.7% noncontrolling interest at fair value, and (iv) recognized goodwill for the excess of the fair value of the noncontrolling interest and its previously-held equity interests in Navios Acquisition over the fair value of the identifiable assets and liabilities of Navios Acquisition. The fair value of the Company's previously-held investment in the common stock of Navios Acquisition, as well as the fair value of the noncontrolling interest as of May 28, 2010, were both calculated based on the closing price of Navios Acquisition's common stock on that date. The difference between the Company's legal ownership percentage of 57.3% (based on common stock outstanding) and the percentage derived by dividing the $95,232 allocated to the Company's investment in Navios Acquisition and the total value ascribed to Navios Acquisition's net assets (including goodwill) of $155,788 is a result of treating the Company's investment in Navios Acquisition's warrants as a previously-held equity interest for purposes of calculating goodwill in accordance with ASC 805.

The Company has considered the fact that Navios Acquisition did not have any vessel operations during 2009 and its statements of operations include mainly general and administrative expenses, formation and other costs and interest income from investment securities, resulting in a loss of $648. As a result, the Company has evaluated that had the business combination been consummated as of January 1, 2009, Navios Holdings' pro forma revenue and net income effect for the year ended December 31, 2009 and 2010 would be immaterial and would not need to be presented.
VLCC Acquisition

On September 10, 2010, Navios Acquisition consummated the acquisition of seven very large crude carrier tankers ("VLCC"), referred to herein as the VLCC Acquisition for $134,270 of cash and the issuance of 1,894,918 shares totaling $10,745 (of which 1,378,122 shares were deposited into one year escrow to provide for indemnity and other claims). The 1,894,918 shares were valued using the closing price of the stock on the date before the acquisition of $5.67. On November 4, 2011, of the 1,378,122 contingently returnable shares of common stock of Navios Acquisition that were issued on September 10, 2010 and deposited into escrow for the VLCC Acquisition, 1,160,963 shares were released to the sellers and the remaining 217,159 shares were returned to Navios Acquisition in settlement of representations and warranties attributable to the prior sellers.

Transaction costs amounted to $8,019 and have been fully expensed. Transaction costs include $5,619, which was the fair value of the 3,000 preferred shares issued to a third party as compensation for consulting services (see Note 17).

Goodwill arising from the transaction is not tax deductible and has been allocated to the Company's Tanker Vessel operations.
The VLCC Acquisition was treated as a business combination. The following table summarizes the consideration paid and the fair value of assets and liabilities assumed on September 10, 2010 and as further adjusted for the release of the escrow shares.

VLCC Acquisition
Purchase price:
Cash consideration	$134,270
Equity issuance	9,513

Total purchase price	143,783

Fair value of assets and liabilities acquired:
Vessels	419,500
Deposits for vessel acquisition	62,575
Favorable lease terms	57,070
Current assets, including cash of $32,232	35,716
Current liabilities	(16,387)
Long term debt assumed (including current portion)	(410,451)
Unfavorable lease terms	(5,819)

Fair value of net assets acquired	142,204

Goodwill	$1,579

The acquired intangible assets and liabilities, listed below, as determined at the acquisition date and where applicable, are amortized under the straight line method over the periods indicated below:

	Weighted average	December 31,
	amortization	2010
	(years)	Amortization
Favorable lease terms	12.5	$(4,566)
Unfavorable lease terms	8.5	683

The following is a summary of the acquired identifiable intangible assets as of December 31, 2010:
		Accumulated
	Gross Amount	Depreciation	Net Amount
Description
Favorable lease terms	$57,070	$(1,236)	$55,834
Unfavorable lease terms	(5,819)	208	(5,611)

Balance December 31, 2010	$51,251	$(1,028)	$50,223

Deconsolidation of Navios Acquisition

On March 30, 2011, Navios Holdings completed the Navios Acquisition Share Exchange whereby Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for non-voting Series C preferred stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011 between Navios Acquisition and Navios Holdings. The fair value of the exchange was $30,474, which was based on the share price of the publicly traded common shares of Navios Acquisition on March 30, 2011. Immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controls a majority of the voting power of Navios Acquisition. From that date onwards, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition, since the preferred stock is considered to be, in substance, common stock for accounting purposes.

On March 30, 2011, based on the equity method, the Company recorded an investment in Navios Acquisition of $103,250, which represents the fair value of the common stock and Series C preferred stock (in-substance common stock) that were held by Navios Holdings on such date. On March 30, 2011, the Company calculated a loss on change in control of $35,325, which was calculated as the fair value of the Company's equity method investment in Navios Acquisition of $103,250 less the Company's 53.7% interest in Navios Acquisition's net assets on March 30, 2011.

On November 4, 2011, following the return of 217,159 shares to Navios Acquisition and the subsequent cancellation of such shares, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition increased to 45.24% and its economic interest in Navios Acquisition increased to 53.96%. See "VLCC Acquisition" above for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition.

Navios Logistics - Release of Escrow Shares and Acquisition of Noncontrolling Interests in Joint Ventures

On March 20, 2009, August 19, 2009, and December 30, 2009, the agreement pursuant to which Navios Logistics acquired CNSA and Horamar was amended to postpone until June 30, 2010 the date for determining whether the EBITDA target was achieved. On June 17, 2010, following the release of $2,500 in cash and the 504 shares in escrow upon the achievement of the EBITDA target thresholds, goodwill increased by $13,371. The 504 remaining shares held in escrow and released in June 2010 were valued at a new fair value of $10,869. The noncontrolling interest was adjusted for the percentage change in ownership by Navios Holdings.

The new fair value was determined by valuating the Navios Logistics business as of the date of the release. Because the shares of Navios Logistics are not publicly-traded, the fair value of the shares released from escrow during 2010 was estimated based on a discounted cash flow analysis prepared by the Company, which projected the expected future cash flows for its logistics business and discounted those cash flows at a rate that reflects the business' weighted average cost of capital. The Company used the following key methods and assumptions in the discounted cash flow analysis: the Company (i) projected its free cash flows (EBITDA less capital expenditures and income taxes) for each of the years from 2010 through 2014 on the basis of a compound annual growth rate for revenue of approximately 8.8%, (ii) prepared its cash flow projections on the basis of revenue producing assets that were owned by the logistics business as of the date of the analysis, (iii) calculated a terminal value for the business by applying a growth factor of 4.9% in perpetuity to projected free cash flow for the last specifically-forecasted year (2014), (iv) discounted its projected future cash flows, including the terminal value, using a weighted-average cost of capital of 12.9% and (v) deducted net debt of the business from the discounted cash flows in arriving at estimated fair value of the equity of logistics business.

The noncontrolling interest balance in the Company's consolidated financial statements resulting from the acquisition consisted of two separate elements. The first element represents the impact on the noncontrolling interest balance resulting from the creation of a new noncontrolling interest in Navios Logistics (i.e., the portion of Navios Logistics that is now owned by the former shareholders). The second element represents the impact on the non-controlling interest balance resulting from the recognition of the existing non-controlling interests in various subsidiaries of Horamar that were outstanding prior to the acquisition and remained outstanding following the acquisition.

On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. Navios Logistics paid a total consideration of $8,500 for such noncontrolling interests ($8,638 including transactions expenses), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such joint ventures.